AUDREY CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

July 1, 2019

Via EDGAR Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:  Filing Desk

Re:	Pacific Funds Series Trust (“Registrant”)
(SEC File Nos. 333-61366, 811-10385)
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification on behalf of Registrant that (1) the forms of Prospectus and Statement of Additional Information of Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 151 to Registrant’s Registration Statement on Form N-1A, and (2) Post-Effective Amendment No. 151, the most recent amendment to Registrant’s Registration Statement, was filed electronically with the Commission on June 27, 2019 (SEC Accession No. 0001104659-19-037852) with an effective date of June 28, 2019.

If you have any questions regarding this filing, please contact me at (949) 219-3202.

Sincerely,

/s/ Audrey Cheng

Audrey Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC
Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC
Anthony H. Zacharski, Esq., Dechert LLP